Subsequent Events (Details) - Mar. 31, 2026 ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)
Subsequent Event [Member]
Subsequent Events [Line Items]
Total consideration	$ 641,000	₪ 2,000,000